UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-01932

Valley Forge Fund, Inc.

 (Exact name of registrant as specified in charter)

1375 Anthony Wayne Dr

Wayne PA  19087

 (Address of principal executive offices)(Zip code)

Bernard B. Klawans

1375 Anthony Wayne Dr

Wayne PA  19087

 (Name and address of agent for service)

Registrant's telephone number, including area code: (610)-688-6839

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Valley Forge Fund, Inc.

SEMI-ANNUAL REPORT

June 30, 2010

(UNAUDITED)

1-800-548-1942

                 This report is provided for the general information of the shareholders of the Valley Forge Fund. This report is not intended for distribution to prospective investors in this Fund, unless preceded or accompanied by an effective Prospectus.

                                                                                                                June 30, 2010

Dear Fellow Shareholder:

For the first six months of 2010 ending June 30th,  your fund declined -3.29%. While we are never satisfied to report periods of  losses, this compares very favorably to a decline of -6.44% for the DJIA and a decline  of -6.65% for the S&P 500 Index. We expect the equity markets to be positive for 2010.

The Fund’s better performance versus the broader stock market averages was due to a combination of factors: maintaining our cash position of  approximately 20% through the period and our overall individual stock selection. Standout performers for the period include: Caterpillar +24%, Sara Lee +24%, Brown – Forman +19% and American Express +12%.

The Valley Forge Fund continues to receive a five star rating from Morningstar, their highest available.

We appreciate your support and are always available to answer your inquiries. Our email is vffund1@aol.com; our telephone is 800-548-1942. Thank you for investing with us.

Financial statements for the year ending June 30, 2010 are attached.

Respectfully submitted

Bernard B. Klawans

	Valley Forge Fund, Inc.
	Schedule of Investments
	June 30, 2010 (Unaudited)

Shares		Value

COMMON STOCKS - 78.93%

Consumer - 27.44%
10,000	Coca Cola Co.	$ 501,200
13,000	Diebold, Inc.	354,250
10,000	Fortune Brands, Inc.	391,800
12,000	Kimberly Clark Corp.	727,560
20,000	Pep Boys Manny Moe & Jack	177,200
25,000	Sara Lee Corp.	352,500
40,000	SuperValu, Inc.	433,600
5,000	Target Corp.	245,850
4,000	McDonald's Corp.	263,480
8,333	Time Warner, Inc.	240,907
		3,688,347
Financial - 11.27%
13,000	Alliance Bernstein Holding LP	335,920
10,000	American Express Co.	397,000
5,000	Brown Forman Corp. Class B	286,150
2,500	Goldman Sachs Group, Inc.	328,175
12,000	Federal Agriculture Mortgage Corp.	168,360
		1,515,605
Healthcare - 10.35%
5,000	Becton Dickinson & Co.	338,100
11,000	Baxter International, Inc.	447,040
5,000	Johnson & Johnson	295,300
10,000	Steris Corp.	310,800
		1,391,240
Industrial - 12.67%
10,000	3M Co.	789,900
8,000	Caterpillar, Inc.	480,560
30,000	General Electric Co.	432,600
		1,703,060
Materials - 6.45%
1,300	Coeur d`Alene Mines Corp. *	20,514
10,000	Conocophillips	490,900
15,000	Dow Chemical Corp.	355,800
		867,214
Technology - 10.75%
23,000	AT&T Corp.	556,370
30,000	Nokia Corp. ADR	244,500
23,000	Verizon Communications, Inc.	644,460
		1,445,330

TOTAL FOR COMMON STOCKS (Cost $11,887,278) - 78.93%		$ 10,610,796

SHORT TERM INVESTMENTS - 20.02%
2,690,949	US Bank Money Market Savings - IT 0.23% ** (Cost $2,690,949)	2,690,949

TOTAL FOR SHORT TERM INVESTMENTS (Cost $2,690,949) - 20.02%		$ 2,690,949

TOTAL INVESTMENTS (Cost $14,578,227) - 98.95%		$ 13,301,745

OTHER ASSETS LESS LIABILITIES - 1.05%		140,805

NET ASSETS - 100.00%		$ 13,442,550

ADR - American Depository Receipt
* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at June 30, 2010.
The accompanying notes are an integral part of these financial statements.

Valley Forge Fund, Inc.
Statements of Assets and Liabilities
June 30, 2010 (Unaudited)

Assets:
Investments in Securities, at Value (Cost $14,578,227)	$ 13,301,745

Cash	111,491
Receivables:
Dividends and Interest	24,498
Prepaid Expenses	23,958
Total Assets	13,461,692
Liabilities:
Payables:
Accrued Management Fees	12,329
Other Expenses	6,813
Total Liabilities	19,142
Net Assets	$ 13,442,550

Net Assets Consist of:
Paid In Capital	$ 14,577,335
Accumulated Undistributed Net Investment Income	121,896
Accumulated Realized Gain on Investments	19,801
Unrealized Depreciation in Value of Investments	(1,276,482)
Net Assets (based on 1,575,024 shares outstanding)	$ 13,442,550

Net Asset Value	$ 8.53

The accompanying notes are an integral part of these financial statements.

Valley Forge Fund, Inc.
Statements of Operations
For the six months ended June 30, 2010 (Unaudited)

Investment Income:
Dividends	$ 142,110
Interest	2,882
Total Investment Income	144,992

Expenses:
Advisory Fees (Note 3)	56,129
Audit Fees	7,455
Insurance Fees	572
Miscellaneous Fees	1,553
Trustee Fees	786
Printing and Mailing Fees	2,505
Registration Fees	422
Total Expenses	69,422

Net Investment Income	75,570

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain on Investments	19,741
Net Change in Unrealized Depreciation on Investments	(763,337)
Net Realized and Unrealized Loss on Investments	(743,596)

Net Decrease in Net Assets Resulting from Operations	$ (668,026)

The accompanying notes are an integral part of these financial statements.

Valley Forge Fund, Inc.
Statements of Changes in Net Assets

	(Unaudited)
	Six Months	(Audited)
	Ended	Year Ended
	6/30/2010	12/31/2009
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 75,570	$ 150,269
Net Realized Gain on Investments	19,741	187,843
Net Change in Unrealized Appreciation (Depreciation) on Investments	(763,337)	1,623,311
Net Increase (Decrease) in Net Assets Resulting from Operations	(668,026)	1,961,423

Distributions to Shareholders from:
Net Investment Income	-	(187,783)
Realized Gains	-	(150,306)
Net Change in Net Assets from Distributions	-	(338,089)

Capital Share Transactions:
Proceeds from Sale of Shares	5,248,610	726,670
Shares Issued on Reinvestment of Dividends	-	325,387
Cost of Shares Redeemed	(297,345)	(492,104)
Net Increase from Shareholder Activity	4,951,265	559,953

Net Assets:
Net Increase in Net Assets	4,283,239	2,183,287
Beginning of Period	9,159,311	6,976,024
End of Period (Including Accumulated Undistributed Net
Investment Income of $121,896 and $46,326, respectively)	$ 13,442,550	$ 9,159,311

Share Transactions:
Shares Sold	570,071	84,953
Shares Issued on Reinvestment of Dividends	-	36,560
Shares Redeemed	(32,934)	(62,719)
Net Increase in Shares	537,137	58,794
Outstanding at Beginning of Period	1,037,887	979,093
Outstanding at End of Period	1,575,024	1,037,887

The accompanying notes are an integral part of these financial statements.

Valley Forge Fund, Inc.
Financial Highlights
Selected data for a share outstanding throughout the period.

	Six Months		(Audited)
	Ended		For the Years Ended December 31,
	6/30/2010		2009	2008	2007	2006	2005

Net Asset Value, at Beginning of Period	$ 8.82		$ 7.13	$ 9.35	$ 9.53	$ 8.89	$ 9.24

Income (Loss) From Investment Operations:
Net Investment Income *	0.06		0.16	0.23	0.16	0.25	0.18
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.35)		1.57	(2.10)	0.11	0.64	(0.35)
Total from Investment Operations	(0.29)		1.73	(1.87)	0.27	0.89	(0.17)

Distributions:	-		(0.04)	(0.35)	(0.45)	(0.25)	(0.18)

Net Asset Value, at End of Period	$ 8.53		$ 8.82	$ 7.13	$ 9.35	$ 9.53	$ 8.89

Total Return **	(3.29)%		28.40%	(20.05)%	2.83%	10.12%	(1.84)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 13,443		$ 9,159	$ 6,976	$ 9,108	$ 9,698	$ 9,510
Ratio of Expenses to Average Net Assets	1.23%	†	1.37%	1.26%	1.56%	1.27%	1.36%
Ratio of Net Investment Income to Average Net Assets	1.34%	†	1.98%	4.23%	1.75%	1.14%	0.55%
Portfolio Turnover	0.22%		15.89%	39.40%	8.30%	10.30%	18.30%

† Annualized
* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the
Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

VALLEY FORGE FUND, INC.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2010 (UNAUDITED)

NOTE 1.

ORGANIZATION

The Valley Forge Fund, Inc. (the "Fund"), is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended.  The Fund's investment objective is to provide appreciation through investment in common stocks and securities convertible into common stock.

NOTE 2.

SUMMARY OF SIGNIFICANT ACCOUTNIGN POLICIES

The following summarizes significant accounting policies followed by the Fund.

Security Valuation:  Securities are valued at the last reported sales price, or in the case of securities where there is no reported last sale, the closing bid price.  Securities for which market quotations are not readily available are valued at their fair values as determined in good faith by, or under, the supervision of the Company's Board of Directors in accordance with methods that have been authorized by the Board.  Short-term investments (maturities of 60 days or less) are valued at amortized cost that approximates market value.

Securities Transactions and Investment Income:  Security transactions are recorded on the dates the transactions are entered into (the trade dates).  Realized gains and losses on security transactions are determined on the identified cost basis.  Dividend income is recorded on the ex-dividend date.  Interest income is determined on the accrual basis.  Discount on fixed income securities is amortized.

Dividends and Distributions to Shareholders: The Fund records all dividends and distributions payable to shareholders on the ex-dividend date.  Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain or loss.  Undistributed net investment income and accumulated undistributed net realized gain or loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Federal Income Taxes: It is the Fund's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.  By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of their net investment income and any realized capital gains. The Fund has complied to date with the provisions of the Internal Revenue Code applicable to investment companies and accordingly, no provision for Federal income taxes is required in the financial statements.

Distributions to Shareholders: The Fund intends to distribute to the shareholders substantially all of the net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results may differ from those estimates.

Concentration of Credit Risk: As of June 30, 2010, the Fund maintains its cash in bank deposit accounts at one federally insured financial intuition. The balance at times may exceed depositor’s insurance provided

VALLEY FORGE FUND, INC.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2010 (UNAUDITED)

by the applicable guaranty agency.  For the six months ended June 30, 2010 the bank accounts exceeded the depositor’s insurance limitations.

NOTE 3.

MANAGEMENT FEE AND TRANSACTIONS WITH AFFILIATES

Under the terms of the investment management agreement, the Manager has agreed to provide the Fund investment management services and be responsible for the day to day operations of the Fund.  The Manager will receive a fee, payable monthly, for providing investment advice at an annual rate of 1% based on the average daily assets of the Fund.  The fee is accrued daily and paid monthly.  A management fee of $56,129 was accrued for the six months ended June 30, 2010.

NOTE 4.

INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term securities) for the six months ended June 30, 2010 were $3,862,728 and $19,275, respectively.  At June 30, 2010 net unrealized depreciation for Federal income tax purposes aggregated $(1,276,482). The cost of investments at June 30, 2010 for Federal income tax purposes was $14,578,227 excluding short-term investments.

NOTE 5.

CAPITAL SHARE TRANSACTIONS

As of June 30, 2010, there were 10,000,000 shares of $.001 par value capital stock authorized.  The total par value plus paid-in capital equaled $14,577,335.

NOTE 6.

FEDERAL INCOME TAXES

Income and long-term capital gains distributions are determined in accordance with Federal Income Tax regulations which may differ from accounting principles generally accepted in the United States.  As of June 30, 2010, the taxable components of distributable earnings were as follows:

                                          Undistributed ordinary income              $             -

                                           Undistributed depreciation                    $ (1,276,482)

The tax character of distributions paid during the six months ended June 30, 2010 is as follows.

2010
Ordinary income	$ -
Short-term capital gains	$ -
$ -

NOTE 7.

NEW ACCOUTING PRONOUNCEMENTS

In June 2009, the Financial Accounting Standards Board (“FASB”) issued SFAS No. 168, “The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles – a replacement of FASB Statement No. 162,” (“SFAS 168”).  SFAS 168 establishes the FASB Accounting Standards Codification (“Codification”) as the source of authoritative generally accepted accounting principles (“GAAP”) for nongovernmental entities.  The Codification does not change GAAP. Instead, it takes the thousands of individual pronouncements that currently comprise GAAP and reorganizes them into

VALLEY FORGE FUND, INC.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2010 (UNAUDITED)

approximately ninety accounting topics, and displays all topics using a consistent structure.  Contents in each topic are further organized first by subtopic, then section and finally paragraph. The paragraph level is the only level that contains substantive content.

Citing particular content in the Codification involves specifying the unique numeric path to the content through the topic, subtopic, section and paragraph structure. FASB suggests that all citations begin with “FASB ASC,” where ASC stands for Accounting Standards Codification. Changes to the ASC subsequent to June 30, 2009 are referred to as Accounting Standards Updates (“ASU”).

In conjunction with the issuance of SFAS 168, the FASB also issued its first Accounting Standards Update No. 2009-1, “Topic 105 –Generally Accepted Accounting Principles” (“ASU 2009-1”) which includes SFAS 168 in its entirety as a transition to the ASC.

ASU 2009-1 is effective for interim and annual periods ending after September 15, 2009 and will not have an impact on the Company’s financial position or results of operations but will change the referencing system for accounting standards.

All citations to the various SFAS’ have been eliminated and will be replaced with FASB ASC as suggested by the FASB in future interim and annual financial statements.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“ASC 820”), effective January 1, 2008. In accordance with ASC 820, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 also established a framework for measuring fair value, and a three – level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability on market data obtained from sources independent of the Fund.  Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  Each investment is assigned a level based upon the observability of the inputs that are significant to the overall valuation.  The three-tier hierarchy of inputs is summarized below.

	Investments	Other Financial
	in Securities	Instruments*
Level 1 Quoted prices in active markets for identical investments	$13,301,745	$ 0
Total Value of Investments as of June 30, 2010	$13,301,745	$ 0
Level 2 Other significant observable inputs including quoted pieces for
similar investments interest rates, prepayments, speeds, credit risk, etc.)	$ 0	$ 0
Level 3 (Significant unobservable inputs including the Fund’s own
assumptions in determining the fair value of investments) .	$ 0	$ 0

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future forwards and swap contracts, that are valued at the unrealized appreciation or depreciation on the instrument.

VALLEY FORGE FUND, INC.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2010 (UNAUDITED)

In March 2008, the FASB issued Statement of Financial Accounting Standards No.161, "Disclosures about Derivative Instruments and Hedging Activities,"(“ASC 815”). ASC 815 is effective for fiscal years and interim periods beginning after November 15, 2008. ASC 815 Requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows.  The Fund did not have any activity in derivatives for the six months ended June 30, 2010.

NOTE 8.

SUBSEQUENT EVENTS

As of August 19, 2010, the date the semi-annual financial statements were available to be published, there are no subsequent events that are required to be recorded or disclosed in the accompanying unaudited interim financial statements as of and for the six months ended June 30, 2010.

Valley Forge Fund, Inc.
Expense Illustration
June 30, 2010 (Unaudited)

Expense Example

As a shareholder of the Valey Forge Fund, Inc., you incur ongoing costs that consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2010 through June 30, 2010.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical that are not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing  in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2010	June 30, 2010	January 1,2010 to June 30,2010

Actual	$1,000.00	$967.12	$6.00
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.70	$6.16

* Expenses are equal to the Fund's annualized expense ratio of 1.23%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

VALLEY FORGE FUND, INC.

BOARD OF TRUSTEES

JUNE 30, 2010 (UNAUDITED)

DIRECTORS AND OFFICERS

The Fund’s business and affairs are managed under the direction of Directors that are elected annually to serve for one year.  Information published by the Fund contains additional information about these Directors, and is available without charge, by calling 1-800-548-1942.  Each director may be contacted by writing to the director c/o Valley Forge Fund, P.O. Box 262, Valley Forge, PA 19481.

Name and Age	Position(s) Held with Company	Time Served	Principal Occupation for Past 5 Years

Interested Officers and Directors: - *
Bernard B. Klawans Age: 88	Director Chief Executive & Chief Financial Officer	Inception 5/15/1972 to Present	Chief Executive Officer Chief Financial Officer
Sandra K. Texter Age: 59	Secretary	1/30/2003 to Present	System Analyst Lockheed Martin

Name and Age	Position(s) Held with Company	Time Served	Principal Occupation for Past 5 Years

Independent Directors -
Donald A. Peterson Age: 69	Director & Board Chairman	8/15/1974 to Present	Program Manager DRS Technology
Lewis T. Seaman Age: 66	Director	Elected for One Year to Replace Mr. Belanger who Retired	Retired General Manager GE Space Division
Dr. James P. King Age: 76	Director	Inception 5/15/1972 to Present	President Desilube Tech, Inc.
C. William Majer Age: 73	Director	6/21/2005 to Present	President Majerplus Ltd.

* “Interested persons” as defined in the Investment Company Act of 1940 are Mr. Klawans because he owns the Fund’s Investment Adviser and Sandra Texter because she is the daughter of Mr. Klawans and Secretary of the Fund.

VALLEY FORGE FUND, INC.

ADDITIONAL INFORMATION

JUNE 30, 2010 (UNAUDITED)

Information Regarding Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Funds at (800) 548-1942 or (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Information Regarding Portfolio Holdings

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Funds’ first and third fiscal quarters ended on March 31 and September 30. The Fund’s Form N-Q’s are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-548-1942.

Information Regarding Statement of Additional Information

The Statement of Additional Information includes additional information about the Directors and is available without charge upon request, by calling toll free at 1-800-548-1942.

Item 2.  Code of Ethics

CODE OF ETHICS

Pursuant to the requirements of Sections 406 and 407 of the Sarbanes Oxley Act of 2002, the Valley Forge Fund, Inc. (the “Fund”), hereby adopts the following Code of Ethics that applies to Bernard Klawans who is the Fund’s principal executive, financial and accounting officer or persons performing similar functions regardless of whether these individuals are employed by the Fund or a third party in order to prepare these written standards that are reasonably designed to deter wrongdoing and to:

a.	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

b.	Full, fair, accurate, timely and understandable disclosure in reports and documents that the Fund files with, or submits to, the Securities & Exchange Commission and in all public communications;

c.	Compliance with all applicable governmental laws, rules and regulations;

d.	Prompt internal reporting of violations of the code, should any ever occur, to all principal officers of the Fund and all appropriate persons identified in the code; and

e.	The principal executive officer of the Fund will be held accountable for adherence to the code as presented above.

Item 3.  Audit Committee Financial Expert

Mr. Klawans who has prepared all financial documents issued by the fund for the past 36 years is still responsible for their preparation. The current Fund auditor is Conner & Associates, P.C.

The Board of Directors of the Fund has determined that Mr. Victor Belanger is the audit committees’ financial expert. Mr. Belanger, a retired Chief Financial Officer of Linearizer Technology Inc. located in Hamilton, New Jersey, is an independent member of the Board of Directors of the Valley Forge Fund who has performed several independent examinations including those of the Fund’s securities held in self custodianship for the past thirty five years. Mr. Belanger is independent as defined under Item 3 (a)(1)(i) as stated in Form N-CSR wherein for the year ended December 31, 2008, he did not accept directly or indirectly any consulting, advisory, or compensatory fee from the Fund or he is not an interested person of the Fund as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 10.  Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

Bernard B. Klawans is the president of the Fund. He handles all financial matters of the Fund and has along with support from the Fund’s Board of Directors instituted additional internal control procedures to not only improve accuracy and safety in all financial matters involved in running the Fund but also properly publish disclosures of the Fund’s operations. He is also president and owner of the Valley Forge Management Corporation that has acted as Transfer Agent “pro bono” to the Fund.

The SEC conducted a review of the Fund’s internal controls during 2007. The Fund retained independent legal and CPA services to assist the Fund and its manager in responding to the SEC concerns and comments over the Fund’s internal controls, lack of separate legal counsel for the Fund and the lack of an independent custodian of the Fund. As of the date of this report, the Fund's management has yet to retain legal counsel for the Fund.

The Fund’s management conducted a review of the effectiveness of the Fund’s disclosure controls and procedures with the required 90-day period prior to the filing date of this report on Form N-CSR for the purpose of providing reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles and includes those policies and procedures that:

1.	Pertain to the maintenance of records that in reasonable detail accurately and fairly reflect the transactions and dispositions of the assets of the Fund,

2.

Provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the Fund are being made only in accordance with authorizations of management and directors of the Fund; and

3.

Provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the Fund’s assets that could have a material effect on the financial statements.

Item 12.  Exhibits.

a)	Code of Ethics.
Filed under Item 2 - Code of Ethics

b)	Certifications
Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Valley Forge Fund, Inc.

/s/ Bernard B. Klawans

Bernard B. Klawans

Chief Executive Officer and Chief Financial Officer

Date:  08/24/2010

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

/s/ Bernard B. Klawans

Bernard B. Klawans

Chief Executive Officer and Chief Financial Officer

Date:  08/24/2010